Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

April 7, 2006

VIA EDGAR

US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   RYDEX SERIES FUNDS (FILE NOS. 033-59692 AND 811-07584)
      FILING PURSUANT TO RULE 485(A)

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 62 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto. This filing is being made for the purpose of introducing the EPT Moderate Fund, EPT Conservative Fund and EPT Aggressive Fund to the Trust.

Please contact me at 202.739.5729 if you have any questions or comments concerning this filing.

Sincerely,


/s/ Holly Hunter-Ceci
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Holly Hunter-Ceci